Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share	Earnings per share

			Cents per share
Per ordinary share	2021	2020	2019
Basic earnings per share	37.57	(100.42)	19.84
Diluted earnings per share	37.33	(100.42)	19.73

		Dollars per share
Per American Depositary Share (ADS)[a]	2021	2020	2019
Basic earnings per share	2.25	(6.03)	1.19
Diluted earnings per share	2.24	(6.03)	1.18
[a] One ADS is equivalent to six ordinary shares.
Basic earnings per ordinary share amounts are calculated by dividing the profit for the year attributable to bp ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.
The weighted average number of shares outstanding includes certain shares that will be issuable in the future under employee share-based payment plans and excludes treasury shares, which includes shares held by the Employee Share Ownership Plan trusts (ESOPs).
For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment plans. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.

			$ million
	2021	2020	2019
Profit attributable to bp shareholders	7,565	(20,305)	4,026
Less: dividend requirements on preference shares	2	1	1
Profit for the year attributable to bp ordinary shareholders	7,563	(20,306)	4,025

			Shares thousand
	2021	2020	2019
Basic weighted average number of ordinary shares	20,128,862	20,221,514	20,284,859
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	131,526	—	114,811
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	20,260,388	20,221,514	20,399,670

			Shares thousand
	2021	2020	2019
Basic weighted average number of ordinary shares – ADS equivalent	3,354,810	3,370,252	3,380,809
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	21,921	—	19,136
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,376,731	3,370,252	3,399,945
The number of ordinary shares outstanding at 31 December 2021, excluding treasury shares, and including certain shares that will be issuable in the future under employee share-based payment plans was 19,642,221,041. Between 31 December 2021 and 1 March 2022, the latest practicable date before the completion of these financial statements, there was a net decrease of 217,722,532 of ordinary shares primarily as a result of share buy backs.
Employee share-based payment plans
The group operates share and share option plans for directors and certain employees to obtain ordinary shares and ADSs in the company. Information on these plans for directors is shown in the Directors remuneration report on pages 116-141.
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2021		2020
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	590,961	4.26	28,171	3.79
Exercisable	1,080	4.73	1,874	5.02
Dilutive effect	3,588	n/a	2,497	n/a
[a]    Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
[b]    At 31 December 2021 the quoted market price of one bp ordinary share was £3.31 (2020 £2.55).
In addition, the group operates a number of equity-settled employee share plans under which share units are granted to the group’s senior leaders and certain other employees. These plans typically have a three-year performance or restricted period during which the units accrue net notional dividends which are treated as having been reinvested. Leaving employment will normally preclude the conversion of units into shares, but special arrangements apply for participants that leave for qualifying reasons. The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.
10. Earnings per share – continued

Share plans	2021	2020
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	92,210	87,517
1 to 2 years	149,077	85,720
2 to 3 years	179,449	147,097
3 to 4 years	109,265	749
Over 4 years	928	349
	530,929	321,432
Dilutive effect	152,899	104,068
[a]    Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
There has been a net decrease of 15,265,059 in the number of potential ordinary shares relating to employee share-based payment plans between 31 December 2021 and 1 March 2022.